Provisions - Changes in Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Changes In The Provisions [Line Items]
Provisions, beginning balance	$ 45,128,635	$ 58,789,749
Increases	47,706,655	46,470,649
Provision reversals	(980,972)	(226,713)
Provisions used	(5,827,558)	(10,688,020)
Inflation adjustment	(38,928,477)	(49,217,030)
Provisions, ending balance	47,098,283	45,128,635
Financial guarantees and loan commitments
Disclosure Of Changes In The Provisions [Line Items]
Provisions, beginning balance	13,005,597	18,270,055
Increases	19,499,523	10,561,016
Provision reversals	0	0
Provisions used	0	0
Inflation adjustment	(9,725,265)	(15,825,474)
Provisions, ending balance	22,779,855	13,005,597
Other provisions
Disclosure Of Changes In The Provisions [Line Items]
Provisions, beginning balance	32,123,038	40,519,694
Increases	28,207,132	35,909,633
Provision reversals	(980,972)	(226,713)
Provisions used	(5,827,558)	(10,688,020)
Inflation adjustment	(29,203,212)	(33,391,556)
Provisions, ending balance	24,318,428	32,123,038
Provisions commercial claims
Disclosure Of Changes In The Provisions [Line Items]
Provisions, beginning balance	19,709,153	23,707,896
Increases	10,432,283	23,785,701
Provision reversals	0	0
Provisions used	(1,340,317)	(7,907,980)
Inflation adjustment	(12,503,109)	(19,876,464)
Provisions, ending balance	16,298,010	19,709,153
Provisions labor-related
Disclosure Of Changes In The Provisions [Line Items]
Provisions, beginning balance	1,987,934	4,169,288
Increases	4,606,370	3,539,147
Provision reversals	0	0
Provisions used	(4,320,231)	(2,365,126)
Inflation adjustment	(1,094,241)	(3,355,375)
Provisions, ending balance	1,179,832	1,987,934
Provisions tax claims
Disclosure Of Changes In The Provisions [Line Items]
Provisions, beginning balance	4,203,405	4,033,561
Increases	94,354	2,803,761
Provision reversals		0
Provisions used	(151,405)	(78,249)
Inflation adjustment	(2,958,651)	(2,555,668)
Provisions, ending balance	1,187,703	4,203,405
Others
Disclosure Of Changes In The Provisions [Line Items]
Provisions, beginning balance	6,222,546	8,608,949
Increases	13,074,125	5,781,024
Provision reversals	(980,972)	(226,713)
Provisions used	(15,605)	(336,665)
Inflation adjustment	(12,647,211)	(7,604,049)
Provisions, ending balance	$ 5,652,883	$ 6,222,546